Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangibles and their amortizations

	Licensees
	and	Other	Concessions	Easements
	software	intangibles	and rights	(1)	Total
Cost
Balance as of December 31, 2023	1,659,452	969,856	13,659,149	1,556,960	17,845,417
Acquisitions	529,722	—	322,263	13,723	865,708
Disposals	(152,677)	—	(14,781)	(2,941)	(170,399)
Foreign currency translation	38,644	(96,488)	2,054,908	68,581	2,065,645
Transfers/reclassifications	50,370	336,282	3,796	25,858	416,306
Balance as of December 31, 2024	2,125,511	1,209,650	16,025,335	1,662,181	21,022,677

Accumulated amortization and impairment losses
Balance as of December 31, 2023	(961,414)	(255,928)	(1,780,989)	(132,277)	(3,130,608)
Amortization	(263,172)	(14,870)	(568,260)	(6,645)	(852,947)
Impairment (loss) recovery	(2,583)	(297)	(42,862)	218	(45,524)
Disposals	69,888	(52)	6,782	600	77,218
Foreign currency translation	(25,229)	90,779	(712,998)	(3,320)	(650,768)
Transfers/reclassifications	(2,118)	2,118	—	(6,763)	(6,763)
Balance as of December 31, 2024	(1,184,628)	(178,250)	(3,098,327)	(148,187)	(4,609,392)

Net balance as of December 31, 2023	698,038	713,928	11,878,160	1,424,683	14,714,809
Net balance as of December 31, 2024	940,883	1,031,400	12,927,008	1,513,994	16,413,285
(1)	Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time.

	Licensees
	and	Other	Concessions	Easements
	software	intangibles	and rights	(1)	Total
Cost
Balance as of December 31, 2022	1,512,614	1,282,752	17,568,081	1,637,444	22,000,891
Acquisitions	235,031	8,270	515,975	17,320	776,596
Disposals	(23,443)	(62)	—	(755)	(24,260)
Foreign currency translation	(95,373)	(312,512)	(4,295,705)	(113,875)	(4,817,465)
Transfers/reclassifications	30,623	(8,592)	(129,202)	16,826	(90,345)
Balance as of December 31, 2023	1,659,452	969,856	13,659,149	1,556,960	17,845,417

Accumulated amortization and impairment losses
Balance as of December 31, 2022	(884,160)	(446,671)	(2,394,057)	(129,398)	(3,854,286)
Amortization	(165,635)	(25,625)	(693,587)	(7,346)	(892,193)
Losses for impairment	(4,418)	(89)	(13,215)	(197)	(17,919)
Disposals	22,687	62	—	—	22,749
Foreign currency translation	69,810	216,395	1,319,870	5,153	1,611,228
Transfers/reclassifications	302	—	—	(489)	(187)
Balance as of December 31, 2023	(961,414)	(255,928)	(1,780,989)	(132,277)	(3,130,608)

Net balance as of December 31, 2022	628,454	836,081	15,174,024	1,508,046	18,146,605
Net balance as of December 31, 2023	698,038	713,928	11,878,160	1,424,683	14,714,809
(1)	Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time.